Investment Holding Level 4 Repurchase Agreements, Dollar Roll Transactions and Other (Details) - USD ($) $ in Millions	5 Months Ended	7 Months Ended	12 Months Ended
	May 31, 2018	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jun. 01, 2018
Assets Sold under Agreements to Repurchase [Line Items]
Securities Loaned, Gross		$ 277	$ 0	$ 277
Securities Loaned, Collateral, Obligation to Return		284	0	284
Securities Sold under Agreements to Repurchase, Gross		186	269	186
Securities Sold Under Agreements to Repurchase, Collateral, Obligation to Return		190	273	190
Securities Sold under Agreements to Repurchase, Fair Value of Collateral		25	10	25
Securities Received as Collateral		76	9	76
Interest-bearing Deposit Liabilities, Domestic		23	24	23
Equity Method Investments			$ 939
Aggregate Investment Loss Percentage of Company's Pre Tax Consolidated Net Income Minimum			10.00%
Assets		150,146	$ 154,713	150,146		$ 162,284
Liabilities		148,141	152,161	148,141		$ 160,517
Net Investment Income	$ 520	509	924		$ 1,281
Net Income (Loss) Attributable to Parent	94	409	359		(46)
Limited Partner [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Outstanding Commitments to Fund Limited Partnership and Other Alternative Investments			476
Assets		132,700	140,400	132,700
Liabilities		28,600	25,500	28,600
Net Investment Income			405	653	1,800
Net Income (Loss) Attributable to Parent			10,200	8,900	8,100
Excluded from Balance Sheet [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Securities Received as Collateral		1	0	$ 1
Limited Partnerships and Other Alternative Investments [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Gross Investment Income, Operating	$ 41	$ 67	$ 161		$ 75